Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

June 30, 2019

SFR-QTLY-0819
1.924296.107

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 88.7%(a)
	Principal Amount	Value
Aerospace - 1.0%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 6/13/26 (b)(c)	$125,000	$123,829
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (b)(c)	918,375	896,178
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 8/22/24 (b)(c)	1,229,442	1,202,800
WP CPP Holdings LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.34% 4/30/26 (b)(c)	235,000	233,531

TOTAL AEROSPACE		2,456,338

Air Transportation - 0.5%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	494,266	496,030
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	265,734	266,683
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 2/23/25 (b)(c)	460,000	455,975

TOTAL AIR TRANSPORTATION		1,218,688

Automotive & Auto Parts - 1.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 6/30/23 (b)(c)	264,253	263,013
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 5/22/26 (c)(d)	375,000	375,938
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 11/27/20 (b)(c)	800,857	757,315
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.601% 11/27/21 (b)(c)	845,000	692,900
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 3/31/24 (b)(c)	338,502	336,115
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 4/18/23 (b)(c)	287,064	287,781

TOTAL AUTOMOTIVE & AUTO PARTS		2,713,062

Banks & Thrifts - 0.8%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8866% 6/7/24 (b)(c)	895,000	895,895
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/27/26 (b)(c)(e)	623,438	623,438
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 2/13/25 (b)(c)	109,725	109,451
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6/7/26 (c)(d)	405,000	405,170

TOTAL BANKS & THRIFTS		2,033,954

Broadcasting - 1.3%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/15/25 (b)(c)	766,811	764,418
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 11/18/24 (b)(c)	482,421	481,418
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (c)(d)	320,000	320,301
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.16% 12/18/20 (b)(c)	408,365	407,344
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/19/25 (b)(c)	268,650	267,812
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 10/19/26 (b)(c)	250,000	246,250
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (c)(d)	1,000,000	996,250

TOTAL BROADCASTING		3,483,793

Building Materials - 1.0%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 2/15/24 (b)(c)(e)	248,438	236,016
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 10/17/23 (b)(c)	248,125	247,726
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (b)(c)	853,550	842,573
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8422% 5/21/22 (b)(c)	1,140,295	1,138,163

TOTAL BUILDING MATERIALS		2,464,478

Cable/Satellite TV - 2.3%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.16% 5/1/24 (b)(c)	328,300	326,931
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.33% 4/30/25 (b)(c)	2,937,645	2,933,238
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8943% 1/25/26 (b)(c)	418,735	412,751
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6443% 1/15/26 (b)(c)	498,750	490,336
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.36% 1/15/25 (b)(c)	260,363	259,386
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8943% 1/15/26 (b)(c)	499,000	496,839
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6536% 8/19/23 (b)(c)	1,027,461	1,002,288

TOTAL CABLE/SATELLITE TV		5,921,769

Capital Goods - 0.5%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 10/1/25 (b)(c)	302,336	296,480
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 5/9/25 (b)(c)	289,157	288,072
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6524% 11/15/26 (b)(c)	135,000	132,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 11/15/25 (b)(c)	437,800	431,596
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 5/15/26 (b)(c)	200,000	200,000

TOTAL CAPITAL GOODS		1,348,898

Chemicals - 2.0%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6/27/26 (c)(d)	260,000	259,675
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 1/31/26 (b)(c)	373,125	371,610
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 3/1/26 (b)(c)	748,125	737,374
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.125% 10/11/24 (b)(c)	537,662	535,984
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6685% 10/1/25 (b)(c)	1,241,887	1,220,676
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.16% 4/3/25 (b)(c)	401,224	389,087
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4024% 9/6/24 (b)(c)	736,875	727,974
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3741% 9/22/24 (b)(c)	698,951	691,339
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 4/3/25 (b)(c)	138,491	137,971
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 4/3/25 (b)(c)	237,413	236,522

TOTAL CHEMICALS		5,308,212

Consumer Products - 1.3%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4121% 6/11/26 (b)(c)	208,861	207,816
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (c)(d)(f)	41,139	40,934
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6685% 4/5/25 (b)(c)	540,902	527,380
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.59% 7/3/20 (b)(c)	368,379	348,855
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.94% 4/30/25 (b)(c)	992,500	815,835
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4024% 1/26/24 (b)(c)	377,301	375,226
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3942% 6/15/25 (b)(c)	371,250	332,889
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.35% 11/29/24 (b)(c)	846,863	830,628

TOTAL CONSUMER PRODUCTS		3,479,563

Containers - 2.7%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4331% 11/7/25 (b)(c)	881,584	854,643
Berry Global Group, Inc. Tranche U, term loan 3 month U.S. LIBOR + 2.500% 5/17/26 (c)(d)	875,000	868,534
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.4116% 10/1/22 (b)(c)	495,797	491,974
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.1616% 1/6/21 (b)(c)	1,213,791	1,209,240
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8535% 4/3/24 (b)(c)	245,000	236,322
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 5/16/24 (b)(c)	170,000	169,235
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/16/24 (b)(c)	396,900	389,129
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 5/22/24 (b)(c)	235,769	231,584
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4011% 4/3/25 (b)(c)	397,107	398,794
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7532% 8/3/22 (b)(c)	98,449	97,731
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 2/5/23 (b)(c)	1,680,862	1,666,911
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6402% 3/26/26 (b)(c)	325,000	324,695

TOTAL CONTAINERS		6,938,792

Diversified Financial Services - 3.9%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1329% 1/15/25 (b)(c)	762,084	760,659
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0828% 10/31/24 (b)(c)	598,702	596,565
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 4/27/24 (b)(c)	1,249,500	1,231,070
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4434% 10/6/23 (b)(c)	713,333	712,292
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/27/26 (c)(d)	250,000	250,000
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 10/1/25(b)(c)	1,728,567	1,675,085
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.56% 2/9/23 (b)(c)	782,117	778,207
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 7/3/24 (b)(c)	446,286	445,282
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6875% 3/29/25 (b)(c)	424,625	421,971
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7453% 3/1/25 (b)(c)	950,952	942,155
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 6/30/24 (b)(c)	560,061	552,125
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 12/5/20 (b)(c)	498,693	496,200
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 9/29/24 (b)(c)	213,076	208,216
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 6/19/25 (b)(c)	742,500	740,087
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 4/9/23 (b)(c)	385,543	384,648

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,194,562

Energy - 5.2%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 5/18/23 (b)(c)	696,806	682,870
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 11/3/25 (b)(c)	496,000	470,788
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/22/24 (b)(c)	649,731	615,620
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3834% 5/21/25 (b)(c)	514,800	483,269
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7774% 12/31/21 (b)(c)	1,507,000	1,526,591
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 12/31/22 (b)(c)	1,038,000	990,553
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5998% 3/27/24 (b)(c)	1,250,000	1,250,000
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0998% 7/29/21 (b)(c)	849,857	848,795
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 3/13/25 (b)(c)	385,128	379,112
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3299% 3/23/26 (b)(c)	94,010	92,835
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (b)(c)	138,945	136,455
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.41% 3/1/26 (b)(c)	750,000	736,643
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9024% 1/31/24 (b)(c)	363,175	364,766
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 4/16/21 (b)(c)	115,165	114,849
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4024% 3/1/24 (b)(c)	745,000	379,950
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6329% 7/18/25 (b)(c)	1,180,335	1,174,929
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.649% 8/25/23 (b)(c)	639,242	520,714
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4036% 5/22/26 (b)(c)	625,000	621,094
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/13/26 (c)(d)	125,000	125,156
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/30/24 (b)(c)	124,684	121,255
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 11/14/25 (b)(c)	860,675	858,523
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 3/1/26 (b)(c)	184,538	184,538
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.66% 12/9/21 (b)(c)	690,317	624,737
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 11/8/22 (b)(c)	256,100	254,499

TOTAL ENERGY		13,558,541

Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (b)(c)	498,750	497,254
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2633% 7/8/22 (b)(c)	1,023,373	986,644
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 7/8/23 (b)(c)	215,000	194,216
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 1/23/25 (b)(c)	202,438	201,047

TOTAL ENTERTAINMENT/FILM		1,879,161

Environmental - 0.1%
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/8/26 (b)(c)	249,375	248,440
Food & Drug Retail - 2.8%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 12/6/24 (b)(c)	492,708	489,013
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3113% 12/21/22 (b)(c)	1,086,018	1,085,747
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.5424% 5/31/24 (b)(c)	2,470,678	2,360,535
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1354% 10/22/25 (b)(c)	488,296	487,686
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 5/1/26 (b)(c)	1,137,150	1,134,307
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0828% 11/20/25 (b)(c)	365,625	312,609
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 11/25/20 (b)(c)	62,982	62,038
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.7774% 11/25/22 (b)(c)	1,029,736	959,374
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 3/27/23 (b)(c)	448,307	448,589

TOTAL FOOD & DRUG RETAIL		7,339,898

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1685% 10/1/26 (b)(c)	80,000	79,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1685% 10/1/25 (b)(c)	238,800	238,576
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 10/7/23 (b)(c)	989,375	971,754
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (b)(c)	311,063	305,488
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 5/24/24 (b)(c)	650,765	647,147
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 9.1269% 6/20/25 (b)(c)	250,000	230,313
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1269% 6/6/26 (b)(c)	500,000	501,250
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 6/30/22 (b)(c)	555,938	551,768
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/30/21 (b)(c)	240,855	239,752
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 6/27/23 (b)(c)	715,344	709,900
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 1/16/26 (b)(c)(e)	164,588	164,382

TOTAL FOOD/BEVERAGE/TOBACCO		4,639,930

Gaming - 6.3%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/1/23 (b)(c)	466,387	448,119
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/15/24 (b)(c)	573,896	572,283
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.3415% 10/19/24 (b)(c)	529,618	524,656
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6218% 9/15/23 (b)(c)	650,271	646,135
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 12/22/24 (b)(c)	3,405,309	3,345,001
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/18/24 (b)(c)	424,584	422,614
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6875% 4/17/24 (b)(c)	1,049,126	1,044,205
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.41% 10/20/24 (b)(c)	957,708	952,919
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1488% 10/4/23 (b)(c)	2,214,416	2,194,043
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/27/25 (b)(c)	733,926	727,834
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 10/14/23 (b)(c)	336,109	312,521
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/29/26 (b)(c)	365,000	365,380
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 10/15/25 (b)(c)	498,495	496,237
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2159% 8/14/24 (b)(c)	1,842,694	1,813,266
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8299% 7/10/25 (b)(c)	1,339,600	1,338,904
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.91% 6/8/23 (b)(c)	687,041	683,482
Twin River Management Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1616% 5/10/26 (b)(c)	65,000	64,810
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.16% 12/31/21 (b)(c)	308,000	303,380
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.69% 10/30/24 (b)(c)	249,375	247,123

TOTAL GAMING		16,502,912

Healthcare - 5.8%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9185% 11/1/25 (b)(c)	497,500	498,122
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 6/22/24 (b)(c)	749,700	748,530
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 5/9/26 (b)(c)	249,375	249,168
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.16% 2/6/26 (b)(c)	250,000	251,563
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 2/6/25 (b)(c)	375,250	374,623
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.3299% 3/13/25 (b)(c)	987,500	987,658
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/18/23 (b)(c)	834,677	834,560
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0219% 8/18/22 (b)(c)(e)	45,375	44,468
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 2/2/25 (b)(c)	250,000	249,493
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 2/2/25 (b)(c)	484,364	483,555
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6799% 6/30/25 (b)(c)	879,945	845,117
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 9/27/24 (b)(c)	846,649	809,913
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 10/21/23 (b)(c)	304,378	303,998
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9375% 2/22/24 (b)(c)	651,750	613,186
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9036% 11/16/25 (b)(c)	746,250	741,317
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.6524% 3/8/26 (b)(c)	234,300	234,007
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 6/23/24 (b)(c)	647,588	633,017
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6/13/26 (c)(d)	1,000,000	980,160
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.1616% 11/27/25 (b)(c)	1,171,875	1,164,258
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4116% 6/1/25 (b)(c)	1,370,592	1,369,742
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 5/6/26 (b)(c)	249,375	248,929
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0448% 2/11/26 (b)(c)	1,745,625	1,739,812
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 12/1/24 (b)(c)	738,750	721,020

TOTAL HEALTHCARE		15,126,216

Homebuilders/Real Estate - 1.8%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 8/21/25 (b)(c)	991,508	986,966
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 12/7/25 (b)(c)	562,175	563,580
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 1/30/24 (b)(c)	678,660	668,907
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 1/30/24 (b)(c)	38,277	37,727
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 3/23/25 (b)(c)	379,933	377,262
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6329% 2/8/25 (b)(c)	466,257	442,944
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 10/24/22 (b)(c)	214,450	208,855
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 12/22/24 (b)(c)	1,358,636	1,341,653

TOTAL HOMEBUILDERS/REAL ESTATE		4,627,894

Hotels - 1.2%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 2/1/26 (b)(c)	249,375	249,998
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 8/30/23 (b)(c)	434,965	434,151
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 11/30/23 (b)(c)	1,287,115	1,283,717
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1798% 10/25/23 (b)(c)	126,445	126,445
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 8/31/25 (b)(c)	203,975	203,806
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5413% 3/18/26 (b)(c)	500,000	469,295
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5412% 3/18/27 (b)(c)	250,000	238,750

TOTAL HOTELS		3,006,162

Insurance - 3.3%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7718% 11/22/23 (b)(c)	683,794	679,808
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4036% 5/10/25 (b)(c)	680,882	660,531
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6616% 5/10/25 (b)(c)	250,000	246,408
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1566% 1/25/24 (b)(c)	486,241	482,390
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 11/3/23 (b)(c)	2,274,526	2,268,840
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 11/3/24 (b)(c)	495,000	493,763
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.9024% 8/4/25 (b)(c)	1,363,000	1,380,896
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5864% 4/25/25 (b)(c)	1,526,579	1,487,193
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 5/16/24 (b)(c)	819,246	797,741

TOTAL INSURANCE		8,497,570

Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 7/31/24 (b)(c)	621,753	618,645
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9185% 1/4/26 (b)(c)	408,975	412,382
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/28/25 (b)(c)	896,239	880,833
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 2/1/24 (b)(c)	1,290,956	1,259,327
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 9/8/24 (b)(c)	250,000	250,625
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/8/24 (b)(c)	733,191	730,749
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2718% 6/10/22 (b)(c)	943,552	938,834
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 5/7/26 (b)(c)(e)	125,000	125,156
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/31/24 (b)(c)	342,373	340,904
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 7/6/24 (b)(c)	487,280	486,978
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 12/21/25 (b)(c)	374,063	354,892
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9011% 6/10/26 (b)(c)	263,889	263,559
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.9011% 6/10/27 (b)(c)	60,000	59,250
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/10/26 (c)(d)(f)	36,111	36,066

TOTAL LEISURE		6,758,200

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 3/21/25 (b)(c)	664,303	661,811
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7717% 10/17/22 (b)(c)	1,123,238	745,549

TOTAL METALS/MINING		1,407,360

Paper - 0.5%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.44% 12/29/23 (b)(c)	630,555	598,239
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 6/29/25 (b)(c)	737,907	698,901

TOTAL PAPER		1,297,140

Publishing/Printing - 1.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/7/23 (b)(c)	1,147,184	1,097,775
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9375% 2/12/26 (b)(c)	248,750	247,091
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0799% 11/3/23 (b)(c)	661,703	570,169
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/29/21 (b)(c)	368,024	346,495
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8108% 3/13/25 (b)(c)	681,375	669,621
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.4024% 5/4/22 (b)(c)	541,640	515,576
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.8328% 6/1/22 (b)(c)	328,527	330,169
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/24/21 (b)(c)	401,206	399,702
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/24/22 (b)(c)	730,551	729,820

TOTAL PUBLISHING/PRINTING		4,906,418

Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/17/24 (b)(c)	739,810	733,648
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 2/14/21 (b)(c)	375,005	371,776
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6798% 3/16/25 (b)(c)	174,465	172,241
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.7001% 3/1/26 (b)(c)	374,063	359,257
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6524% 7/28/21 (b)(c)	476,944	470,091
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/1/25 (b)(c)	238,800	238,055
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.6524% 2/1/25 (b)(c)	523,375	516,833

TOTAL RESTAURANTS		2,861,901

Services - 4.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 6/13/25 (b)(c)	1,195,000	1,183,301
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 6/13/24 (b)(c)	1,058,635	1,030,115
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.66% 10/19/23 (b)(c)	714,576	711,896
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 3/11/25 (b)(c)	614,325	611,714
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7881% 6/21/24 (b)(c)	733,037	707,689
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 11/7/23 (b)(c)	458,958	458,494
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 2/7/26 (b)(c)	264,338	265,197
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/29/25 (b)(c)	483,875	482,404
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6508% 11/21/24 (b)(c)	729,209	705,378
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (b)(c)	832,814	828,650
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/27/25 (b)(c)	1,630,726	1,613,913
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (b)(c)	1,230,644	1,204,714
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8328% 7/30/25 (b)(c)	249,372	247,606
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6794% 10/3/23 (b)(c)	271,706	272,193
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.883% 9/26/24 (b)(c)	412,695	341,162
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 5/15/23 (b)(c)	29,063	28,191
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (b)(c)	62,353	61,106
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (b)(c)	557,939	546,780
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 5/14/23 (b)(c)	165,937	160,959
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 6/21/26 (b)(c)	375,000	365,625

TOTAL SERVICES		11,827,087

Steel - 0.3%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 6/14/21 (b)(c)	671,609	669,647
Super Retail - 4.5%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.439% 7/2/22 (b)(c)	689,717	490,389
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 9/25/24 (b)(c)	6,486,500	6,185,134
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1443% 2/3/24 (b)(c)	1,470,376	1,470,523
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4% 11/17/24 (b)(c)	360,712	361,390
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.89% 7/18/23 (b)(c)	13,417	13,417
3 month U.S. LIBOR + 8.000% 10.39% 1/18/24 (b)(c)	53,669	40,788
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 8/19/23 (b)(c)	581,640	565,552
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.91% 8/19/22 (b)(c)	426,755	423,477
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8328% 1/26/23 (b)(c)	598,224	462,463
PetSmart, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.67% 3/11/22 (b)(c)	214,598	208,630
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/24 (c)(d)	305,000	303,475
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (b)(c)(e)(g)	1,202,543	1,203
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.601% 4/9/26 (b)(c)	685,000	656,634
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 9/12/24 (b)(c)	100,000	95,000
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 5/31/25 (b)(c)	466,466	448,391

TOTAL SUPER RETAIL		11,726,466

Technology - 15.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 8/10/25 (b)(c)	654,058	558,238
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/23/26 (b)(c)	249,375	247,974
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 2/28/25 (b)(c)	488,813	489,829
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (b)(c)	622,187	588,159
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8151% 9/5/25 (b)(c)	496,250	493,769
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5828% 4/19/25 (b)(c)	248,120	245,485
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 4/30/25 (b)(c)	992,500	994,336
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 4/4/26 (b)(c)	1,335,000	1,329,660
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/23/25 (b)(c)	582,387	580,931
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 11/29/24 (b)(c)	245,386	242,319
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/2/26 (b)(c)	250,000	250,625
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.41% 9/7/23 (b)(c)	346,931	344,996
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/1/25 (b)(c)	350,709	338,434
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 2/1/26 (b)(c)(e)	135,000	129,600
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4024% 10/31/24 (b)(c)	948,619	943,876
3 month U.S. LIBOR + 8.000% 10.4024% 10/31/25 (b)(c)	372,000	368,280
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 8/23/26 (b)(c)	68,382	68,724
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 8/23/25 (b)(c)	320,620	319,738
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9036% 8/14/25 (b)(c)	592,025	565,875
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2706% 2/9/23 (b)(c)	285,446	283,128
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5411% 1/31/24 (b)(c)	191,855	192,334
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.66% 6/1/22 (b)(c)	666,681	661,800
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 3/8/26 (b)(c)	110,000	105,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 3/8/25 (b)(c)	376,200	361,622
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8299% 12/2/24 (b)(c)	631,637	629,269
3 month U.S. LIBOR + 7.500% 10.0955% 12/1/25 (b)(c)	250,000	249,583
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 7/10/22 (b)(c)	1,508,140	1,506,270
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 4/22/23 (b)(c)	378,612	378,044
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 2/15/24 (b)(c)	819,791	819,586
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 7/7/25 (b)(c)	60,000	60,150
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/1/24 (b)(c)	431,228	427,993
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 2/1/22 (b)(c)	1,216,744	1,212,838
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (b)(c)	662,000	683,105
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (b)(c)	1,453,319	1,449,511
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.67% 1/20/24 (b)(c)	585,974	583,777
3 month U.S. LIBOR + 9.000% 11.42% 1/20/25 (b)(c)	500,000	492,000
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 11/20/21 (b)(c)	139,810	138,121
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9024% 6/21/24 (b)(c)	1,327,412	1,299,204
3 month U.S. LIBOR + 2.500% 4.9024% 6/21/24 (b)(c)	188,815	184,803
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1524% 9/29/24 (b)(c)	1,217,215	1,214,744
3 month U.S. LIBOR + 8.500% 10.9024% 9/29/25 (b)(c)	147,955	149,434
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.44% 9/4/26 (b)(c)	85,000	83,725
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.66% 9/4/25 (b)(c)	342,413	334,794
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.78% 4/26/24 (b)(c)	250,000	248,125
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0238% 5/22/26 (b)(c)	125,000	124,323
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 5/31/25 (b)(c)	750,605	726,833
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4811% 5/31/26 (b)(c)	440,000	418,000
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8151% 8/1/25 (b)(c)	711,425	701,422
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 3/3/23 (b)(c)	573,496	569,017
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5799% 9/30/22 (b)(c)	1,220,135	1,216,170
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 7/8/22 (b)(c)	372,525	371,858
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (b)(c)	252,870	251,733
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (b)(c)	173,416	172,636
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (b)(c)	1,687,086	1,680,287
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4011% 3/9/23 (b)(c)	740,129	679,068
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/1/24 (b)(c)	970,696	966,047
TIBCO Software, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (c)(d)	250,000	250,313
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.91% 12/4/20 (b)(c)	374,260	374,611
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 9/28/24 (b)(c)	812,607	804,993
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9036% 7/13/23 (b)(c)	512,366	511,618
3 month U.S. LIBOR + 4.000% 6.4106% 4/4/25 (b)(c)	491,526	491,320
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 4/8/26 (b)(c)	805,000	806,006
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.1444% 8/9/24 (b)(c)	737,151	736,355
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8904% 1/27/23 (b)(c)	213,906	194,254
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9024% 8/27/25 (b)(c)	637,185	636,790
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/2/25 (b)(c)	1,159,175	1,112,321
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 7/2/26 (b)(c)	750,000	727,815
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (b)(c)	841,000	842,051
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1606% 10/11/26 (b)(c)	365,905	358,587
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1606% 10/11/25 (b)(c)	444,342	437,677
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 5/17/26 (b)(c)	405,452	401,470

TOTAL TECHNOLOGY		39,414,258

Telecommunications - 6.9%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.1443% 7/15/25 (b)(c)	490,000	463,814
3 month U.S. LIBOR + 2.750% 5.1443% 1/31/26 (b)(c)	492,500	466,338
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.66% 12/22/23 (b)(c)	488,813	486,828
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.16% 6/15/24 (b)(c)	2,320,706	2,272,366
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.15% 5/31/25 (b)(c)	990,000	884,813
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1541% 11/27/23 (b)(c)	2,535,000	2,506,481
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9041% 1/2/24 (b)(c)	1,000,000	1,001,960
Tranche B-5, term loan 6.625% 1/2/24	1,525,000	1,530,078
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/22/24 (b)(c)	916,000	908,214
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6443% 7/17/25 (b)(c)	946,925	930,647
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 2/10/24 (b)(c)	733,125	597,497
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/1/24 (b)(c)	500,000	494,375
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/1/24 (b)(c)	774,776	755,933
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 2/2/26 (b)(c)	1,092,459	1,093,824
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8942% 4/15/26 (b)(c)	375,000	374,299
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.8299% 11/1/24 (b)(c)	487,910	450,912
3 month U.S. LIBOR + 8.250% 10.5799% 11/1/25 (b)(c)	500,000	461,250
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 7/31/25 (b)(c)	24,321	23,113
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.3942% 8/14/26 (b)(c)	1,243,750	1,215,766
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.4375% 2/2/24 (b)(c)	497,500	492,371
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 2/3/24 (b)(c)	399,952	393,453
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.91% 2/26/21 (b)(c)	250,000	250,000

TOTAL TELECOMMUNICATIONS		18,054,332

Textiles/Apparel - 0.2%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5611% 6/15/23 (b)(c)	408,450	383,432
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.402% 9/11/24 (b)(c)	135,000	131,625
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.152% 9/11/23 (b)(c)	490,276	488,644
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.44% 6/22/22 (b)(c)	540,196	538,845
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.44% 9/14/20 (b)(c)	413,091	409,993

TOTAL TRANSPORTATION EX AIR/RAIL		1,569,107

Utilities - 2.7%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 8/1/26 (b)(c)	685,000	692,494
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 8/1/25 (c)(d)	190,000	189,763
3 month U.S. LIBOR + 3.500% 5.9024% 8/1/25 (b)(c)	1,002,960	1,000,453
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 11/13/21 (b)(c)	849,863	826,491
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 6/26/25 (b)(c)	494,504	493,886
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.4024% 2/15/24 (b)(c)	369,666	354,069
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.33% 12/3/25 (b)(c)	241,154	241,004
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0799% 12/19/20 (b)(c)	1,080,068	1,028,764
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 11/30/23 (b)(c)	825,510	784,235
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4067% 12/31/25 (b)(c)	1,452,119	1,449,766

TOTAL UTILITIES		7,060,925

TOTAL BANK LOAN OBLIGATIONS
(Cost $235,837,565)		230,925,106

Nonconvertible Bonds - 5.5%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	523,125
Broadcasting - 0.1%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (h)	125,000	124,688
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (h)	250,000	249,063
Containers - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 6.0968% 7/15/21 (b)(c)(h)	520,000	520,000
Diversified Financial Services - 0.1%
EG Global Finance PLC 6.75% 2/7/25 (h)	125,000	124,025
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	147,963

TOTAL DIVERSIFIED FINANCIAL SERVICES		271,988

Energy - 1.2%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	475,000	515,969
7% 6/30/24	500,000	575,050
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (b)(c)(h)	1,000,000	999,214
6.875% 6/15/25 (h)	420,000	430,147
Denbury Resources, Inc.:
9% 5/15/21 (h)	150,000	147,750
9.25% 3/31/22 (h)	300,000	281,250
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (h)	290,000	258,825

TOTAL ENERGY		3,208,205

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (h)	80,000	81,377
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	255,625
Stars Group Holdings BV 7% 7/15/26 (h)	495,000	523,463
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	295,500

TOTAL GAMING		1,074,588

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	447,563
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,518,750
5.125% 5/1/25	500,000	502,500
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	235,000	244,988

TOTAL HEALTHCARE		2,713,801

Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	325,000	326,625
7.25% 11/30/21 (h)	500,000	516,875

TOTAL LEISURE		843,500

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	150,000	153,938
6% 3/1/26 (h)	150,000	153,750

TOTAL PAPER		307,688

Services - 0.1%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	250,000	226,563
Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	124,375
Technology - 0.2%
Uber Technologies, Inc. 7.5% 11/1/23 (h)	500,000	530,000
Telecommunications - 1.1%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	904,590
Frontier Communications Corp. 8% 4/1/27 (h)	675,000	702,000
SFR Group SA:
6.25% 5/15/24 (h)	317,000	326,510
7.375% 5/1/26 (h)	855,000	876,375

TOTAL TELECOMMUNICATIONS		2,809,475

Textiles/Apparel - 0.1%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (h)	175,000	168,383
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	455,000	482,054
TOTAL NONCONVERTIBLE BONDS
(Cost $14,003,053)		14,258,873
	Shares	Value

Common Stocks - 1.6%
Chemicals - 0.6%
LyondellBasell Industries NV Class A	18,200	1,567,566
Energy - 0.5%
Expro Holdings U.S., Inc. (e)(i)	62,178	1,088,115
Expro Holdings U.S., Inc. (e)(h)(i)	22,818	399,315

TOTAL ENERGY		1,487,430

Publishing/Printing - 0.1%
Cenveo Corp. (e)	7,037	205,199
Super Retail - 0.0%
David's Bridal, Inc. (e)	1,031	536
Utilities - 0.4%
TexGen Power LLC (e)(i)	25,327	990,919
TOTAL COMMON STOCKS
(Cost $4,524,157)		4,251,650

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $29,756)	30,115	30,115

Money Market Funds - 6.0%
Fidelity Cash Central Fund 2.42% (j)
(Cost $15,614,508)	15,613,449	15,616,572
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $270,009,039)		265,082,316
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(4,561,426)
NET ASSETS - 100%		$260,520,890

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $77,250 and $77,000, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,098,356 or 4.3% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$323,584
Total	$323,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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